CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Vessel revenues, net (Notes 2(f), 2(p) and 9)	$ 25,702	$ 18,957	$ 19,085
EXPENSES:
Voyage expenses (Note 2(p))	3,710	1,940	3,680
Vessel operating expenses (Notes 2(q) and 10)	12,486	10,421	6,880
Depreciation and amortization of deferred charges (Notes 2(j), 2(n) and 5)	7,198	7,670	4,896
Impairment loss (Note 5)	6,122	0	0
Loss on sale of vessel (Note 5)	7	0	0
General and administrative expenses	6,212	5,281	3,083
Support agreement costs (Note 3(g))	6,750	0	0
Management fees (Notes 3(a), 3(b) and 3(h))	1,343	1,236	878
Other operating (income)/loss (Note 6)	(81)	131	(6)
Operating loss	(18,045)	(7,722)	(326)
OTHER INCOME:
Changes in fair value of warrants' liability (Note 7(b))	0	6,222	0
Finance costs (Notes 3(f) and 7(b))	(109)	(909)	0
Interest income	312	504	0
(Loss)/Gain on equity method investment (Note 4)	(50)	2	0
Other income/(expenses)	30	(74)	0
Total other income, net	183	5,745	0
Net loss	(17,862)	(1,977)	(326)
Comprehensive loss	(17,862)	(1,977)	(326)
Loss and comprehensive loss attributable to common stockholders	$ (19,729)	$ (6,707)	$ (2,674)
Loss per common share, basic (Note 8) (in dollars per share)	$ (2.64)	$ (2.02)	$ (17.18)
Loss per common share, diluted (Note 8) (in dollars per share)	$ (2.64)	$ (3.83)	$ (17.18)
Weighted average number of common stock, basic (Note 8) (in shares)	7,465,136	3,315,519	155,655
Weighted average number of common stock, diluted (Note 8) (in shares)	7,465,136	3,372,207	155,655
Class A Warrants [Member]
OTHER INCOME:
Dividends	$ 0	$ 0	$ (1,012)
Series C Preferred Stock [Member]
OTHER INCOME:
Deemed dividend upon redemption of Preferred Stock (Note 7(c))	0	(2,549)	0
Dividends	(681)	(991)	(950)
Series D Preferred Stock [Member]
OTHER INCOME:
Deemed dividend upon redemption of Preferred Stock (Note 7(c))	(26)	(154)	(134)
Dividends	$ (1,160)	$ (1,036)	$ (252)